CASH AND CASH EQUIVALENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH AND CASH EQUIVALENTS
Cash at banks	$ 3,970,491	$ 10,497,570	$ 13,215,729	$ 3,502,288
Total	3,970,491	10,497,570	13,215,729	3,502,288
Time deposit
CASH AND CASH EQUIVALENTS
Cash at banks	1,352,839	8,398,404	4,082,644	2,099,670
Total	1,352,839	8,398,404	4,082,644	1,402,618
Demand deposit
CASH AND CASH EQUIVALENTS
Total	$ 2,617,652	$ 2,099,166	$ 9,133,085	$ 2,099,670